CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Receivables from Financing Activities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Receivables from financing activities	€ 1,451,158	€ 1,399,997
Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,451,158	1,390,956
Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 0	€ 9,041